Furniture, Fixtures and Equipment - Schedule of Furniture, Fixtures and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	$ 151	$ 245
Additions	29	10
Depreciation charge	(13)	(104)
Disposals	(109)
Furniture, fixtures and equipment	58	151
Total cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	652
Furniture, fixtures and equipment	430	652
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	(501)
Furniture, fixtures and equipment	$ (372)	$ (501)